Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill

	2024	2023
	$	$

Carrying Amount - Beginning of fiscal year	1,350,645	2,104,368
Impairment loss	—	(748,712)
Foreign currency translation	(1,410)	(5,011)

Carrying Amount - End of fiscal year	1,349,235	1,350,645

Key assumptions were used to determine recoverable amounts for the impairment tests
The following table presents the key assumptions used in the annual impairment test of goodwill as at December 31, 2023, and the key assumption that would have been required to recover the carrying amount.

Key Assumptions	Value used in impairment model	Breakeven value assuming all other key assumptions were held constant
		$

Discount Rate (%)	30%	39%
Terminal Value Multiple	2.7	1.8
Revenue Growth Rate (%)	26%	18%